CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total Comprehensive Income
Balance at Dec. 31, 2007	$ 314,518	$ 1,865	$ 2,107,584	$ (1,191,390)	$ (602,564)	$ (977)
Balance (in shares) at Dec. 31, 2007		186,490			(75,943)
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle	(4,027)			(4,027)
Issuance of common stock pursuant to exercise of stock options and vesting of restricted stock units	5,746	18	5,728
Issuance of common stock pursuant to exercise of stock options and vesting of restricted stock units (in shares)		1,774
Tax benefit from equity awards	1,017		1,017
Termination of convertible note hedge and warrant agreements	1,425		1,425
Stock-based compensation expense	20,133		20,133
Repurchase of common stock	(31,856)				(31,856)
Repurchase of common stock (in shares)					(3,805)
Reclassification adjustment for realized gains and losses on certain investments	893					893
Unrealized holding gains (losses) on certain investments, net of tax	42					42	42
Total comprehensive income							178,626
Balance at Dec. 31, 2008	486,475	1,883	2,135,887	(1,016,833)	(634,420)	(42)
Balance (in shares) at Dec. 31, 2008		188,264			(79,748)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock pursuant to exercise of stock options and vesting of restricted stock units	5,076	22	5,054
Issuance of common stock pursuant to exercise of stock options and vesting of restricted stock units (in shares)		2,208
Tax withholdings related to net share settlements of restricted stock units and stock options	(5,450)		(5,450)
Dividends paid on shares outstanding and restricted stock units	(30,006)		(30,006)
Dividends payable on restricted stock units	(616)		(616)
Stock-based compensation expense	13,231		13,231
Repurchase of common stock	(22,340)				(22,340)
Repurchase of common stock (in shares)					(3,592)
Unrealized holding gains (losses) on certain investments, net of tax	536					536	536
Total comprehensive income							287,654
Balance at Dec. 31, 2009	734,024	1,905	2,118,100	(729,715)	(656,760)	494
Balance (in shares) at Dec. 31, 2009		190,472			(83,340)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock pursuant to exercise of stock options and vesting of restricted stock units	2,751	13	2,738
Issuance of common stock pursuant to exercise of stock options and vesting of restricted stock units (in shares)		1,353
Tax withholdings related to net share settlements of restricted stock units and stock options	(3,535)		(3,535)
Dividends paid on shares outstanding and restricted stock units	(67,474)		(67,474)
Dividends payable on restricted stock units	(514)		(514)
Stock-based compensation expense	9,919		9,919
Restricted stock units assumed and converted	2,275		2,275
Debt redemption	(176)		(176)
Change in deferred tax asset	222		222
Repurchase of common stock	(851)				(851)
Repurchase of common stock (in shares)					(103)
Unrealized holding gains (losses) on certain investments, net of tax	(253)					(253)	(253)
Total comprehensive income							81,227
Balance at Dec. 31, 2010	$ 757,868	$ 1,918	$ 2,061,555	$ (648,235)	$ (657,611)	$ 241
Balance (in shares) at Dec. 31, 2010		191,825			(83,443)